Stock-Based Compensation - Restricted Stock Activity (Details) (Restricted Stock [Member], USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
Number of Nonvested Shares (shares)
Nonvested, beginning	0
Granted	28
Nonvested, ending	28
Nonvested Shares, Weighted Average Grant Date Fair Value (dollars per share)
Nonvested, beginning	$ 19.44	$ 0.00
Granted	$ 19.44
Nonvested, ending	$ 19.44	$ 0.00